Average Annual Total Returns - Direxion Daily Latin America Bull 2X Shares	Direxion Daily Latin America Bull 2X Shares 1 Year	Direxion Daily Latin America Bull 2X Shares 5 Years	Direxion Daily Latin America Bull 2X Shares 10 Years	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Latin America Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(82.20%)	(19.21%)	(36.14%)	(82.21%)	(19.31%)	(36.31%)	(48.66%)	(12.74%)	(12.77%)	(11.55%)	9.52%	(3.04%)	18.40%	15.22%	13.88%